(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share
The following table sets forth the computation of basic and diluted (loss) earnings per share attributable to IAC shareholders.

	Years Ended December 31,
	2016		2015		2014
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(In thousands, except per share data)
Numerator:
(Loss) earnings from continuing operations	$(16,340)	$(16,340)	$113,357	$113,357	$234,557	$234,557
Net (earnings) loss attributable to noncontrolling interests	(25,129)	(25,129)	6,098	6,098	5,643	5,643
Impact from Match Group's dilutive securities (a) (b)	—	—	—	(1,799)	—	—
(Loss) earnings from continuing operations attributable to IAC shareholders	(41,469)	(41,469)	119,455	117,656	240,200	240,200
Earnings from discontinued operations attributable to IAC shareholders	189	189	17	17	174,673	174,673
Net (loss) earnings attributable to IAC shareholders	$(41,280)	$(41,280)	$119,472	$117,673	$414,873	$414,873

Denominator:
Weighted average basic shares outstanding	80,045	80,045	82,944	82,944	83,292	83,292
Dilutive securities including subsidiary denominated equity, stock options and RSUs(c) (d) (e)(f)	—	—	—	5,323	—	5,266
Denominator for earnings per share—weighted average shares(c) (d) (e)(f)	80,045	80,045	82,944	88,267	83,292	88,558

(Loss) earnings per share attributable to IAC shareholders:
(Loss) earnings per share from continuing operations	$(0.52)	$(0.52)	$1.44	$1.33	$2.88	$2.71
Discontinued operations	—	—	—	—	2.10	1.97
(Loss) earnings per share	$(0.52)	$(0.52)	$1.44	$1.33	$4.98	$4.68
__________________________________________________________________

(a)	Represents the impact on earnings related to Match Group's dilutive securities under the if-converted method.

(b)
The impact on earnings of Match Group's dilutive securities is not applicable for the year ended December 31, 2014 as it was a wholly-owned subsidiary of the Company until its IPO on November 24, 2015. For the year ended December 31, 2016, the impact on earnings related to Match Group's dilutive securities under the if-converted method is excluded as the impact is anti-dilutive.

(c)
For the year ended December 31, 2016, the Company had a loss from continuing operations; therefore, approximately 11.3 million potentially dilutive securities were excluded from computing dilutive earnings per share because the impact would have been anti-dilutive. Accordingly, the weighted average basic shares outstanding were used to compute all earnings per share amounts.

(d)
If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of subsidiary denominated equity, stock options and vesting of restricted stock units ("RSUs"). For the years ended December 31, 2015 and 2014, 1.2 million and 0.3 million potentially dilutive securities, respectively, are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

(e)
Market-based awards and performance-based stock units (“PSUs”) are considered contingently issuable shares. Market-based awards and PSUs are included in the denominator for earnings per share if (i) the applicable market or performance condition(s) has been met and (ii) the inclusion of the market-based awards and PSUs are dilutive for the respective reporting periods. For the year ended December 31, 2015, 0.6 million market-based awards and PSUs were excluded from the calculation of diluted earnings per share because the market or performance conditions had not been met. For the year ended December 31, 2014, less than 0.1 million PSUs were excluded from the calculation of diluted earnings per share because the performance conditions had not been met.

(f)	See "Note 13—Stock-based Compensation" for additional information on equity instruments denominated in the shares of certain subsidiaries.